Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Components of Pension Expense and Benefits Cost
The components of pension expense were as follows:

U.S. Plans	2017	2016	2015
Service cost	$14	$14	$14
Interest cost	50	50	63
Expected return on plan assets	(83)	(91)	(100)
Settlements	—	14	2
Amortization of actuarial loss	52	50	50
Amortization of prior service cost	1	1	—
Net periodic cost	$34	$38	$29

Non-U.S. Plans	2017	2016	2015
Service cost	$22	$21	$24
Interest cost	75	101	127
Expected return on plan assets	(146)	(157)	(172)
Curtailments	(3)	—	—
Amortization of actuarial loss	42	50	55
Amortization of prior service credit	(11)	(12)	(13)
Net periodic benefit / (cost)	$(21)	$3	$21
The components of net postretirement benefits cost were as follows:

Other Postretirement Benefits	2017	2016	2015
Service cost	$—	$—	$1
Interest cost	6	6	7
Amortization of prior service credit	(40)	(41)	(37)
Amortization of actuarial loss	4	5	4
Net periodic benefit credit	$(30)	$(30)	$(25)

Schedule of Projected Benefit Obligations, Accumulated Benefit Obligations, Plan Assets and Funded Status
The projected benefit obligations, accumulated benefit obligations, plan assets and funded status of the Company's U.S. and non-U.S. plans were as follows:

	U.S. Plans		Non-U.S. Plans
	2017	2016	2017	2016
Projected Benefit Obligations
Benefit obligations at January 1	$1,482	$1,501	$3,283	$3,493
Service cost	14	14	22	21
Interest cost	50	50	75	101
Plan participants’ contributions	—	—	3	3
Amendments	4	3	—	—
Settlements	—	(39)	(7)	—
Actuarial loss	51	54	39	382
Benefits paid	(102)	(101)	(214)	(172)
Foreign currency translation	—	—	306	(545)
Benefit obligations at December 31	$1,499	$1,482	$3,507	$3,283
Plan Assets
Fair value of plan assets at January 1	$1,156	$1,190	$3,152	$3,169
Actual return on plan assets	162	65	134	611
Employer contributions	4	41	290	62
Plan participants’ contributions	—	—	3	3
Settlements	—	(39)	(7)	—
Benefits paid	(102)	(101)	(214)	(172)
Foreign currency translation	—	—	307	(521)
Fair value of plan assets at December 31	$1,220	$1,156	$3,665	$3,152

Funded Status	$(279)	$(326)	$158	$(131)

Accumulated benefit obligations at December 31	$1,445	$1,446	$3,418	$3,191

Information for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows:

U.S. Plans	2017	2016
Projected benefit obligations	$1,499	$1,482
Accumulated benefit obligations	1,445	1,446
Fair value of plan assets	1,220	1,156

Non-U.S. Plans	2017	2016
Projected benefit obligations	$247	$224
Accumulated benefit obligations	223	200
Fair value of plan assets	94	85

Schedule of Ranges for Asset Allocation and Summary of Defined Benefit Plan Assets and Accrued Income
The strategic ranges for asset allocation in the U.S. plan are as follows:

U.S. equities	38%	to	48%
International equities	12%	to	18%
Fixed income	15%	to	25%
Balanced funds	12%	to	18%
Real estate	5%	to	10%
The strategic ranges for asset allocation in the U.K. plan are as follows:

Investment grade credit	30%	to	90%
Equities	0%	to	30%
Hedge funds	0%	to	10%
Real estate	0%	to	5%
Private equity	0%	to	15%
Alternative credit	0%	to	20%
Other	0%	to	15%
The levels assigned to the defined benefit plan assets as of December 31, 2017 and 2016 are summarized in the tables below:

	2017
	U.S. plan assets	Non-U.S. plan assets	Total
Level 1
Cash and cash equivalents	$13	$304	$317
Global large cap equity	—	34	34
U.S. large cap equity	82	32	114
Global mid/small cap equity	—	10	10
U.S. mid/small cap equity	247	32	279
Mutual funds – global equity	175	—	175
Mutual funds – U.S. equity	225	—	225
Mutual funds – fixed income	93	—	93
	835	412	1,247
Level 2
Government issued debt securities	50	556	606
Corporate debt securities	76	4	80
Asset backed securities	9	—	9
Structured debt	—	904	904
Insurance contracts	—	18	18
Derivatives	—	136	136
Investment funds – fixed income	3	482	485
Investment funds – global equity	—	132	132
	138	2,232	2,370
Level 3
Investment funds – real estate	94	64	158
Hedge funds	—	189	189
Private equity	15	132	147
Real estate – direct	18	6	24
	127	391	518

Total assets in fair value hierarchy	1,100	3,035	4,135

Investments measured at NAV Practical Expedient (a)
Investment funds – fixed income	76	123	199
Investment funds – global equity	19	183	202
Investment funds – emerging markets	24	—	24
Hedge funds	—	251	251
Investment funds – real estate	—	68	68
	119	625	744
Total investments at fair value	$1,219	$3,660	$4,879

	2016
	U.S. plan assets	Non-U.S. plan assets	Total
Level 1
Cash and cash equivalents	$15	$83	$98
Global large cap equity	—	14	14
U.S. large cap equity	60	6	66
Global mid/small cap equity	—	5	5
U.S. mid/small cap equity	238	24	262
Mutual funds – global equity	149	2	151
Mutual funds – U.S. equity	214	—	214
Mutual funds – fixed income	92	—	92
	768	134	902
Level 2
Government issued debt securities	49	514	563
Corporate debt securities	75	61	136
Asset backed securities	11	2	13
Structured debt	—	695	695
Insurance contracts	—	16	16
Derivatives	—	98	98
Investment funds – fixed income	2	496	498
Investment funds – global equity	—	82	82
	137	1,964	2,101
Level 3
Investment funds – real estate	85	47	132
Hedge funds	—	207	207
Private equity	22	193	215
Real estate – direct	17	5	22
	124	452	576

Total assets in fair value hierarchy	1,029	2,550	3,579

Investments measured at NAV Practical Expedient (a)
Investment funds – fixed income	77	110	187
Investment funds – global equity	26	243	269
Investment funds – emerging markets	23	—	23
Hedge funds	—	186	186
Investment funds – real estate	—	57	57
	126	596	722
Total investments at fair value	$1,155	$3,146	$4,301

(a) In accordance with ASU No. 2015-07, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy.

Accrued income excluded from the tables above was as follows:

	2017	2016
U.S. plan assets	$1	$1
Non-U.S. plan assets	5	6

Reconciliation of Plan Assets Using Level 3
The following tables reconcile the beginning and ending balances of plan assets measured using significant unobservable inputs (Level 3).

	Hedge funds	Private equity	Real estate	Total
Balance at January 1, 2016	$225	$281	$136	$642
Foreign currency translation	(37)	(42)	(4)	(83)
Asset returns – assets held at reporting date	24	2	10	36
Asset returns – assets sold during the period	1	36	—	37
Purchases, sales and settlements, net	(6)	(62)	12	(56)
Balance at December 31, 2016	207	215	154	576
Foreign currency translation	20	19	5	44
Asset returns – assets held at reporting date	(38)	(57)	7	(88)
Asset returns – assets sold during the period	32	53	—	85
Purchases, sales and settlements, net	(32)	(83)	16	(99)
Balance at December 31, 2017	$189	$147	$182	$518

Additional Information About Pension Plan Assets Valued Using Net Asset Value
The following table presents additional information about the pension plan assets valued using net asset value as a practical expedient:

	Fair Value	Redemption Frequency	Redemption Notice Period
Balance at December 31, 2017
Investment funds – fixed income	$199	Daily	1 day
Investment funds – global equity	202	Monthly	1 - 30 days
Investment funds – emerging markets	24	Daily	30 days
Hedge funds	251	Monthly	3 - 45 days
Investment funds – real estate	68	Weekly	2 days

Balance at December 31, 2016
Investment funds – fixed income	$187	Daily	1 - 15 days
Investment funds – global equity	269	Monthly	1 - 30 days
Investment funds – emerging markets	23	Daily	30 days
Hedge funds	186	Monthly	5 - 45 days
Investment funds – real estate	57	Weekly	2 days

Schedule of Pension Assets and Liabilities	Pension assets and liabilities included in the Consolidated Balance Sheets were:

	2017	2016
Non-current assets	$313	$14
Current liabilities	6	8
Non-current liabilities	434	469

Schedule of Changes in Net Loss and Prior Service Cost/(Credit)
Changes in the net loss and prior service credit for the Company’s postretirement benefit plans were:

	2017		2016		2015
	Net loss	Prior service	Net loss	Prior service	Net loss	Prior service
Balance at January 1	$49	$(182)	$47	$(225)	$69	$(211)
Reclassification to net periodic benefit cost	(4)	40	(5)	41	(4)	37
Current year loss	4	—	7	—	(18)	—
Amendments	—	—	—	—	—	(51)
Foreign currency translation	—	—	—	2	—	—
Balance at December 31	$49	$(142)	$49	$(182)	$47	$(225)
Changes in the net loss and prior service credit for the Company’s pension plans were:

	2017		2016		2015
	Net loss	Prior service	Net loss	Prior service	Net loss	Prior service
Balance at January 1	$2,032	$(32)	$2,320	$(54)	$2,423	$(71)
Reclassification to net periodic benefit cost	(95)	14	(114)	11	(105)	13
Current year loss/(gain)	21	—	13	—	95	—
Amendments	—	4	—	3	—	—
Foreign currency translation	99	(2)	(187)	8	(93)	4
Balance at December 31	$2,057	$(16)	$2,032	$(32)	$2,320	$(54)

Schedule of Expected Future Benefit Payments
Expected future benefit payments are as follows:

Benefit Payments
2018	$14
2019	14
2020	14
2021	13
2022	13
2023 - 2027	56
Expected future benefit payments as of December 31, 2017 are:

	U.S. plans	Non-U.S. plans
2018	$102	$161
2019	107	164
2020	107	167
2021	98	166
2022	100	168
2023 - 2027	491	846

Schedule of Benefit Obligations Weighted Average Actuarial Assumptions
The weighted average actuarial assumptions used to calculate pension expense for each year were:

U.S. Plans	2017	2016	2015
Discount rate - service cost	4.7%	4.9%	4.0%
Discount rate - interest cost	3.4%	3.5%	4.0%
Compensation increase	4.6%	4.6%	4.6%
Long-term rate of return	7.5%	8.0%	8.0%

Non-U.S. Plans	2017	2016	2015
Discount rate - service cost	2.8%	3.9%	3.4%
Discount rate - interest cost	2.3%	3.2%	3.4%
Compensation increase	3.3%	2.9%	2.7%
Long-term rate of return	4.5%	5.4%	5.2%
The weighted average actuarial assumptions used to calculate the benefit obligations at December 31 were:

U.S. Plans	2017	2016	2015
Discount rate	3.7%	4.2%	4.4%
Compensation increase	4.7%	4.6%	4.6%

Non-U.S. Plans	2017	2016	2015
Discount rate	2.5%	2.7%	3.7%
Compensation increase	3.2%	3.3%	2.9%

Schedule of Changes in Benefit Obligations
Changes in the benefit obligations were:

	2017	2016
Benefit obligations at January 1	$167	$171
Service cost	—	—
Interest cost	6	6
Actuarial loss	4	7
Benefits paid	(13)	(15)
Foreign currency translation	4	(2)
Benefit obligations at December 31	$168	$167

Schedule of Assumed Health Care Cost Trend Rates
The assumed health care cost trend rates at December 31, 2017 were as follows:

Health care cost trend rate assumed for 2018	4.6%
Rate that the cost trend rate gradually declines to	3.8%
Year that the rate reaches the rate it is assumed to remain	2035

Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One percentage point
	Increase	Decrease
Effect on total service and interest cost	$1	$1
Effect on postretirement benefit obligation	$7	$6

Schedule of Weighted Average Discount Rates Used in Benefit Obligations Calculation
Weighted average discount rates used to calculate the benefit obligations at the end of each year and the cost for each year are presented below.

	2017	2016	2015
Benefit obligations	3.8%	4.0%	3.9%
Service cost	5.0%	4.9%	4.0%
Interest cost	3.5%	3.6%	4.0%